File No. 33-65822
                                                            File No. 811-7870


                   As Filed with the Securities and Exchange
                        Commission on January 12, 1996.


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                     ------
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /
                                                                 ----
                                                                 ----
           Pre-Effective Amendment No. ___                      /   /
                                                                ----

           Post-Effective Amendment No. 7                       / X /

                                                                ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                / X /
                                                                ----

           Amendment No. 8                                      / X /

                                                                ----
                        (Check appropriate box or boxes)

                  PIONEER REAL ESTATE SHARES (Formerly, Pioneer
                      Winthrop Real Estate Investment Fund)
                          (Exact name of registrant as
                              specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

        Joseph P. Barri, Hale and Dorr, 60 State Street, Boston, MA 02109
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

 ___ immediately  upon filing pursuant to paragraph (b)

 _X_ on January 18, 1996  pursuant  to  paragraph  (b)

 ___ 60 days after filing  pursuant to paragraph  (a)(1)

 ___ on [date] pursuant to paragraph  (a)(1)

 ___ 75 days after  filing  pursuant  to  paragraph (a)(2)
 ___ on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice for its current fiscal year on or about February 27, 1995.

                           PIONEER REAL ESTATE SHARES


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form



Form N-1A Item Number and Caption                    Location

Part A

1.  Cover Page............................      Cover Page

2.  Synopsis..............................      Expense Information

3.  Condensed Financial Information.......      Financial Highlights

4.  General Description of Registrant.....      Investment Objectives and
                                                Policies; Management of the
                                                Fund; Fund Share Alternatives

5.  Management of the Fund................      Management of the Fund

6.  Capital Stock and Other Securities....      Investment Objectives and
                                                Policies; Fund Share
                                                Alternatives

7.  Purchase of Securities Being Offered..      Fund Share Alternatives;
                                                Distribution Plans; Shareholder
                                                Services; How to Buy Fund
                                                Shares

8.  Redemption or Repurchase..............      Fund Share Alternatives;
                                                Shareholder Services; How to
                                                Sell Fund Shares

9.  Pending Legal Proceedings.............      Not Applicable

Form N-1A Item Number and Caption                    Location

Part B

10. Cover Page............................      Cover Page

11. Table of Contents.....................      Cover Page

12. General Information and History.......      Cover Page; General Information
                                                and History; Certain Liabilities

13. Investment Objectives and Policies....      Investment Policies and
                                                Restrictions

14. Management of the Fund................      Management of the Fund; Advisory
                                                Services

15. Control Persons and Principle Holders
      of Securities.......................      Management of the Fund

16. Investment Advisory and Other
           Services............................ Management of the Fund; Advisory
                                                Services; Shareholder Servicing/
                                                Transfer Agent; Custodian;
                                                Independent Public Accountant

17. Brokerage Allocation and Other
       Practices...........................     Portfolio Transactions

18. Capital Stock and Other Securities....      Methods of Accounting for
                                                Profits or Losses from the Sale
                                                of Securities; Description of
                                                Shares; Certain Liabilities


19. Purchase Redemption and Pricing of
       Securities Being Offered............     Determination of Net Asset
                                                Value; Letter of Intention;
                                                Systematic Withdrawal Plan

20. Tax Status............................      Tax Status

21. Underwriters..........................      Principal Underwriter;
                                                Underwriting Agreement;
                                                Distribution Plans

22. Calculation of Performance Data.......      Investment Results

23. Financial Statements..................      Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

This Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Pioneer Real Estate Shares (the "Registrant") consists of the following documents and papers:

         Cover Page

         Cross Reference Sheet required by Rule 481(a) under the Securities Act of 1993.

         Part A -- The Prospectus dated January __, 1996 of the Registrant is hereby incorporated herein by reference from Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the Securities and Exchange Commission pursuant to Rule 485(a)(1) on November 14, 1995.

         Part B -- Statement of Additional Information dated January __, 1996 of the Registrant is hereby incorporated herein by reference from Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the Securities and Exchange Commission pursuant to Rule 485(a)(1) on November 14, 1995

               Financial statements for the period from July 1, 1994 through December 31, 1994, incorporated by reference into the above-referenced Statement of Additional Information, are hereby incorporated herein by reference.

               Unaudited financial statements for the period from January 1, 1995 through June 30, 1995 are hereby incorporated herein by reference from the Registrant's Semi-Annual Report to Shareholders as filed with the Securities and Exchange Commission on August 25, 1995, Accession No. 0000908996-95-000027.

         Part  C -- Other Information

         Signatures

         Exhibit Index required by Rule 483(a) under the Securities Act of 1993

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


          (a)     Financial Statements:


                  The financial statements of the Registrant are incorporated by reference from the Annual Report to Shareholders for the period ended December 31, 1994 and the 1995 Report to
                  Shareholders for the period ended June 30, 1995 is incorporated by reference as filed with the Securities and Exchange Commission on August 25, 1995, Accession No. 0000908996-95-000027.


          (b)     Exhibits:

                  1.1      Agreement and Declaration of Trust*

                  1.2      Certificate of Trust.***

                  1.3      Amendment to Certificate of Trust.***

                  1.4      Amendment to Agreement and Declaration of Trust.***


                  1.5      Establishment and Designation of Classes.****


                  2.       By-Laws.*

                  3.       None.

                  4.       None.


                  5.       Management   Contract   between  the   Registrant
                           and Pioneering Management Corporation.****


                  6.1. Underwriting Agreement between the Registrant and Pioneer Funds Distributor, Inc.*

                  6.2.     Form of Dealer Sales Agreement.**

                  7.       None.

                  8. Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.*

                  9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.*

                  10.      Opinion and Consent of Counsel.***


                  11.      Consent of Independent Public Accountants.****


                  12.      None.

                  13.      Share Purchase Agreement.*

                  14.      None.

                  15.1     Distribution Plan relating to Class A shares.*


                  15.2     Distribution Plan relating to Class B shares.****

                  15.3     Distribution Plan relating to Class C shares.****


                  16.      None.

                  17.      Financial Data Schedule.*


                  18.      Multiple Class Plan pursuant to Rule 18f-3.****


                  19.      Powers of Attorney.*
--------------

* Filed with Post-Effective Amendment No. 4 to the Registration Statement on April 25, 1995 and incorporated herein by reference.

** Filed with Pre-Effective Amendment No. 1 on September 20, 1993 and incorporated herein by reference.

*** Filed with Post-Effective Amendment No. 5 to the Registration Statement on November 8, 1995 and incorporated herein by reference.


**** Filed with Post-Effective  Amendment No. 6 to the Registration Statement on
     November 14, 1995 and incorporated herein by reference.

Item 25. Persons Controlled By or Under
         Common Control With Registrant.

         The Pioneer Group, Inc., a Delaware corporation ("PGI"), owns 100% of the outstanding capital stock of Pioneering Management Corporation, a Delaware corporation ("PMC"), Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Fonds Marketing GmbH ("GmbH"), Pioneer SBIC Corp. ("SBIC"), Pioneer Associates, Inc., Pioneer International Corporation, Pioneer Plans Corporation ("PPC"), Pioneer Goldfields Limited ("PGL"), and Pioneer Investments Corporation ("PIC"), all Massachusetts corporations. PMC owns 100% of the outstanding capital stock of Pioneer Funds Distributor, Inc. ("PFD"), a Massachusetts corporation. PGI also owns 100% of the outstanding capital stock of Pioneer Metals and Technology, Inc. ("PMT"), a Delaware corporation, and Pioneer First Polish Trust Fund Joint Stock Company ("First Polish"), a Polish corporation. PGI owns 90% of the outstanding shares of Teberebie Goldfields Limited ("TGL"). Pioneer Fund, Pioneer II, Pioneer Three, Pioneer Bond Fund, Pioneer Intermediate Tax-Free Fund, Pioneer Growth Trust, Pioneer Europe Fund, Pioneer International Growth Fund, Pioneer Short- Term Income Trust, Pioneer Tax-Free State Series Trust and Pioneer America Income Trust (each of the foregoing, a Massachusetts business trust), and Pioneer Interest Shares, Inc. (a Nebraska corporation) and Pioneer Growth Shares, Pioneer Income Fund, Pioneer India Fund, Pioneer Tax-Free Income Fund, Pioneer Emerging Markets Fund, Pioneer Money Market Trust, Pioneer Small Company Fund, Pioneer Variable Contracts Trust and the Registrant (each of the foregoing, a Delaware business trust) are all parties to management contracts with PMC. PCC owns 100% of the outstanding capital stock of SBIC. SBIC is the sole general partner of Pioneer Ventures Limited Partnership, a Massachusetts limited partnership. John F. Cogan, Jr. owns approximately 15% of the outstanding shares of PGI. Mr. Cogan is Chairman of the Board, President and Trustee of the Registrant and of each of the Pioneer mutual funds; Director and President of PGI; President and Director of PPC, PIC, Pioneer International Corporation and PMT; Director of PCC and PSC; Chairman of the Board and Director of PMC, PFD and TGL; Chairman, President and Director of PGL; Chairman of the Supervisory Board of GmbH; Chairman and Member of Supervisory Board of First Polish; and Chairman and Partner, Hale and Dorr.

Item 26. Number of Holders of Securities


                                              Number of Record Holders
         Title of Class                        as of December 29, 1995
         --------------                        -----------------------

  Class A Shares of Beneficial Interest              2,431

  Class B Shares of Beneficial Interest                0
  Class C Shares of Beneficial Interest                0


Item 27. Indemnification.

         Except for the Agreement and Declaration of Trust dated March 10, 1995 establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         The business and other connections of the officers and directors of the Registrant's investment adviser, Pioneering Management Corporation, are listed on the Form ADV of Pioneering Management Corporation as currently on file with the Commission (File No. 801-8255), the text of which is hereby incorporated by reference.

         The following sections of such Form ADV are incorporated herein by reference:

                  (a)  Items 1 and 2 of Part 2;

                  (b)  Section IV, Business Background, of
                        each Schedule D.

Item 29. Principal Underwriter.

                  (a)  See Item 25 above.

                  (b)  Directors and Officers of PFD:


                      Positions and Offices           Positions and Offices
Name                  with Underwriter                with Registrant

John F. Cogan, Jr.    Director and Chairman           Chairman of the Board,
                                                      Chief Executive
                                                      Officer and Trustee

Robert L. Butler      Director and President          None

David D. Tripple      Director                        Executive Vice
                                                      President and Trustee

Steven M. Graziano    Senior Vice President           None

Stephen W. Long       Senior Vice President           None

John W. Drachman      Vice President                  None

Barry G. Knight       Vice President                  None

William A. Misata     Vice President                  None

Anne W. Patenaude     Vice President                  None

Elizabeth B. Rice     Vice President                  None

Gail A. Smyth         Vice President                  None

Constance D. Spiros   Vice President                  None

Marcy Supovitz        Vice President                  None

Steven R. Berke       Assistant                       None
                       Vice President

Mary Sue Hoban        Assistant                       None
                       Vice President

William H. Keough     Treasurer                       Treasurer

Roy P. Rossi          Assistant Treasurer             None

Joseph P. Barri       Clerk                           Secretary

Robert P. Nault       Assistant Clerk                 Assistant Secretary

                  (c) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.


Item 31. Management Services.

         The Registrant is not a party to any management-related service contract, except as described in the Prospectus and Statement of Additional Information.


Item 32. Undertakings.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A (which meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 10th day of January, 1996.



                                             PIONEER REAL ESTATE SHARES



                                             By: /s/ John F. Cogan, Jr.
                                                 John F. Cogan, Jr.
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated:

         Title and Signature                            Date

Principal Executive Officer:                 )
                                             )
                                             )
John F. Cogan, Jr.*                          )
-----------------------------
John F. Cogan, Jr., President                )
                                             )
                                             )
Principal Financial and                      )
Accounting Officer:                          )
                                             )
                                             )
William H. Keough*                           )
-----------------------------
William H. Keough, Treasurer                 )
                                             )
                                             )
Trustees:                                    )
                                             )
John F. Cogan, Jr.*                          )
-----------------------------
John F. Cogan, Jr.                           )
                                             )
                                             )
Richard H. Egdahl, M.D.*                     )
-----------------------------
Richard H. Egdahl, M.D.                      )
                                             )
                                             )
Margaret B. W. Graham*                       )
-----------------------------
Margaret B. W. Graham                        )
                                             )
                                             )
Stephen G. Kasnet*                           )
-----------------------------
Stephen G. Kasnet                            )
                                             )

                                             )
John W. Kendrick*                            )
-----------------------------
John W. Kendrick                             )
                                             )
                                             )
Marguerite A. Piret*                         )
-----------------------------
Marguerite A. Piret                          )
                                             )
                                             )
David D. Tripple*                            )
-----------------------------
David D. Tripple                             )
                                             )
                                             )
Stephen K. West*                             )
-----------------------------
Stephen K. West                              )
                                             )
                                             )
John Winthrop*                               )
-----------------------------
John Winthrop                                )

---------



* By:  /s/ Joseph P. Barri                             January 10, 1996
     ---------------------
      Joseph P. Barri
      Attorney-in-fact

                                  Exhibit Index

Exhibit
Number                                             Document Title


None